Shareholders' equity and dividends - dividends schedule (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Dividends decared [abstract]
Dividends declared	$ 1,833	$ 1,833	$ 3,453
Dividend per share	$ 0.12
Dividends paid in cash		$ 2,330	$ 3,342
Number of shares issued - scrip	0.0	0.0	0.0
Sum dividends settled		$ 2,330	$ 3,342
United States Dollar (USD) [Member]
Dividends decared [abstract]
Dividend per share		$ 0.56	$ 1.04
Dividends paid, ordinary shares per share		0.71	1.01
Norwegian kroner (NOK) [Member]
Dividends decared [abstract]
Dividends paid, ordinary shares per share		$ 6.7583	$ 8.9664